Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

December 31, 2025	Cost	Accumulated Depreciation	Net Book Value
Computer equipment and software	3,598	2,855	743
Furniture and fixtures	119	90	29
Machinery and equipment	13,584	9,505	4,079
Leasehold improvements	4,864	4,110	754
	$22,165	$16,560	$5,605

December 31, 2024	Cost	Accumulated Depreciation	Net Book Value
Computer equipment and software	2,945	2,575	370
Furniture and fixtures	86	85	1
Machinery and equipment	10,239	7,713	2,526
Leasehold improvements	4,064	3,841	223
	$17,334	$14,214	$3,120